The Plan - Additional Information (Detail) $ in Thousands	Dec. 28, 2012 USD ($)
EBP 006 [Member]
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 140,800